Long Term Investments, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2020
Schedule of Equity Method Investments [Line Items]
Impairment loss from long-term investments	$ 129,350	$ 40,207	$ 31,750
Other Long-term Investments [Member]
Schedule of Equity Method Investments [Line Items]
Impairment loss from long-term investments	$ 129,350	$ 40,207	$ 31,750